State Street Bank and Trust Company

100 Huntington Avenue

CPH-0326

Boston, MA 02116

March 4, 2016

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)

Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Money Market Portfolios/Bond Portfolios, Equity Portfolios and Equity Portfolios Institutional Classes Prospectuses and Statement of Additional Information, each dated February 29, 2016, do not differ from those contained in Post-Effective Amendment No. 81, filed electronically on February 26, 2016, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 662-1741 if you have any questions regarding this filing.

Sincerely,

/s/ Bernard Brick
Bernard Brick